UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Fund
	Schedule of Investments
	September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS 95.96%

Agricultural Chemicals - 1.38%
2,553	CF Industries Holdings, Inc.	$ 538,249

Apparel & Other Finished Products - 0.72%
3,861	Lululemon Athletica, Inc. (British Columbia) *	282,355

Ball & Roller Bearings - 1.67%
10,806	Timken Co.	652,682

Cable & Other Pay Television Services - 1.24%
6,201	Scripps Network Interactive, Inc. Class-A	484,360

Canned, Fruits, Veg & Preserves, Jams & Jellies - 1.30%
4,845	Smuckers J.M. Co.	508,919

Computer Communications Equipment - 1.69%
4,813	F5 Networks, Inc. *	412,994
16,820	Riverbed Technology, Inc. *	245,404
		658,398
Computer Storage Devices - 0.98%
6,423	Sandisk Corp.	382,233

Crude Petroleum & Natural Gas - 3.48%
10,360	Gulfport Energy Corp. *	666,562
10,354	Noble Energy, Inc.	693,822
		1,360,384
Electromedical & Electrotherapeutic Apparatus - 1.75%
8,082	Thoratec Corp. *	301,378
5,110	Varian Medical Systems, Inc. *	381,870
		683,248
Electronic Computers - 0.67%
546	Apple, Inc.	260,306

Fabricated Structural Metal Products - 1.52%
4,274	Valmont Industries, Inc.	593,701

Food & Kindred Products - 1.38%
7,284	Mead Johnson Nutrition Co.	540,910

Heavy Construction Other Than Building Const - Contractors - 3.19%
8,893	Fluor Corp.	631,047
10,561	Jacobs Engineering Group, Inc. *	614,439
		1,245,486
Industrial Instruments For Measurement, Display and Control - 1.37%
4,031	Roper Industries, Inc.	535,599

Industrial Organic Chemicals - 2.86%
1,962	NewMarket Corp.	564,879
5,296	Westlake Chemical Corp.	554,279
		1,119,158
Machine Tools, Metal Cutting Types - 1.88%
16,068	Kennamental, Inc.	732,701

Measuring & Controlling Device - 1.07%
14,078	Trimble Navigation Ltd. *	418,257

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 2.51%
3,567	PVH Corp.	423,367
2,792	V.F. Corp.	555,748
		979,115
Miscellaneous Fabricated Metal Products - 1.52%
5,447	Parker Hannifin Corp.	592,198

Miscellaneous Food Preparation - 1.69%
8,764	Green Mountain Coffee Roasters, Inc. *	660,192

Motor Vehicle Parts & Accessories - 2.43%
5,812	Autoliv, Inc.	507,911
4,358	Borgwarner, Inc.	441,858
		949,769
Oil & Gas Field Machinery & Equipment - 3.17%
8,977	Cameron International Corp. *	523,987
6,922	Oil States International, Inc. *	716,150
		1,240,137
Ophthalmic goods - 1.18%
3,561	The Copper Companies, Inc.	461,826

Orthopedic, Prosthetic, Surgical Appliances & Supplies - 1.70%
579	Intuitive Surgical, Inc. *	217,860
10,346	Steris Corp.	444,464
		662,324
Petroleum Refining - 1.08%
10,009	HollyFrontier Corp.	421,479

Pharmaceutical Preparations - 9.07%
4,762	Alexion Pharmaceuticals, Inc. *	553,154
8,055	Biomarin Pharmaceutical, Inc. *	581,329
3,286	Perrigo Co.	405,427
2,448	Regeneron Pharmaceuticals, Inc. *	765,906
9,725	Salix Pharmaceuticals Ltd. *	650,408
7,428	United Therapeutics Corp. *	585,698
		3,541,922
Plastics, Materials, Synthetic Resins & Non-Vulcan Elastomers - 1.26%
7,794	Albemarle Corp.	490,554

Plastics Products, NEC - 1.07%
4,860	Tupperware Brands Corp.	419,758

Railroads, Line-Haul Operating - 1.13%
4,049	Kansas City Southern Industries, Inc.	442,799

Retail-Auto & Home Supply Stores - 1.71%
5,228	O'Reilly Automotive, Inc. *	667,041

Retail-Catalog & Mail-Order Houses - 1.61%
6,049	Schein Henry, Inc. *	627,674

Retail-Family Clothing Stores - 0.80%
8,804	Abercrombie & Fitch Co. Class-A	311,397

Retail-Food Stores - 1.81%
12,967	GNC Holdings, Inc.	708,387

Retail-Home Furniture, Furnishings & Equipment Stores - 1.59%
8,008	Bed Bath & Beyond, Inc. *	619,499

Retail-Shoe Stores - 1.39%
15,947	Footlocker, Inc.	541,241

Rubber & Plastics Footware - 1.36%
8,037	Deckers Outdoor Corp. *	529,799

Semiconductors & Related Devices - 1.63%
43,490	On Semiconductor Copr. *	317,868
12,903	Skyworks Solution, Inc. *	320,511
		638,379
Services-Advertising Agencies - 0.80%
15,001	ValueClick, Inc. *	312,921

Services-Business Services, NEC - 2.48%
10,318	Akamai Technologies, Inc. *	533,441
429	Priceline.com, Inc. *	433,698
		967,139
Services-Commercial Physical & Biological Research - 1.58%
16,168	Incyte Corp. *	616,809

Services-Computer Integrated Systems - 1.55%
11,756	Jack Henry & Associates, Inc.	607,315

Services-Computer Programming, Data Processing, Etc. - 1.45%
2,295	Linkedin Corp., Class-A *	564,708

Services-Consumer Credit Report - 1.21%
7,897	Equifax, Inc.	472,635

Services-Equipment Rental & Leasing, NEC - 1.50%
21,200	Aaron's, Inc.	587,240

Services-Management Consulting - 2.00%
7,321	Towers Watson & Co. Class-A	783,054

Services-Prepackaged Software - 6.07%
6,615	Ansys, Inc. *	572,330
26,200	Cadence Design Systems, Inc. *	353,962
6,928	Citrix Systems, Inc. *	489,186
22,724	Symantec Corp.	562,419
15,314	Tibco Software, Inc. *	391,885
		2,369,782
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.05%
7,032	Carpenter Technology Corp.	408,630

Telephone Communications (No Radio Telephone) - 1.00%
2,133	Equinix, Inc. *	391,725

Watches, Clocks, Clockwork Operated Devices/Parts - 1.09%
3,675	Fossil Group, Inc. *	427,182

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 3.60%
8,080	AmersourceBergen Corp.	493,688
9,527	Nu Skin Enterprises, Inc. Class A	912,115
		1,405,803
Wholesale-Motor Vehicle & Motor Vehicle Parts & Supplies - 1.22%
5,875	Genuine Parts Co.	475,229

Women's, Misses', Children's & Infants' Undergarments - 1.54%
20,092	Guess?, Inc.	599,746

TOTAL FOR COMMON STOCKS (Cost $29,663,270) - 95.96%		$ 37,492,354

REAL ESTATE INVESTMENT TRUSTS 0.80%
1,950	Public Storage	313,073

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $210,579) - 0.80%		$ 313,073

TOTAL INVESTMENTS (Cost $29,873,849) - 96.76%		$ 37,805,427

OTHER ASSETS LESS LIABILITIES - 3.24%		1,265,448

NET ASSETS - 100.00%		$ 39,070,875

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2013.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Fund
1. SECURITY TRANSACTIONS

At September 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $29,873,849 amounted to $7,931,578, which consisted of aggregate gross unrealized appreciation of $8,512,763 and aggregate gross unrealized depreciation of $581,185.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$37,492,354	$0	$0	$37,492,354
Real Estate Investment Trusts	$313,073	$0	$0	$313,073
Total	$37,805,427	$0	$0	$37,805,427

	Azzad Wise Capital Fund
	Schedule of Investments
	September 30, 2013

Shares		Value

COMMON STOCKS - 6.87%

Beverages - 0.29%
1,953	The Coca-Cola Co.	$ 73,980
1,002	Pepsico, Inc.	79,659
		153,639
Commercial Bank Non-US - 1.42%
270,945	Kuwait Finance House (Kuwait)	756,108

Construction, Mining & Materials Handling Machinery & Equipment - 0.17%
1,017	Dover Corp.	91,357

Converted Paper & Paperboard Products - 0.15%
831	Kimberly- Clark Corp.	78,297

Cutlery, Handtools & General Hardware - 0.18%
1,031	Stanley Black & Decker, Inc.	93,378

Electromedical & Electrotherapeutic Apparatus - 0.16%
1,591	Medtronic, Inc.	84,721

Electronic & Other Electrical Equipment - 0.17%
1,413	Emerson Electric Co.	91,421

General Industrial Machinery & Equipment - 0.17%
1,165	Illinois tool Works, Inc.	88,855

Household Furniture - 0.15%
2,598	Leggett & Platt, Inc.	78,330

Industrial Inorganic Chemicals - 0.17%
856	Air Products & Chemicals, Inc.	91,224

Men's & Boys Furnishings - 0.34%
1,796	Cintas Corp.	91,955
440	V.F. Corp.	87,582
		179,537
Miscellaneous Food Preparations & Kindred Products - 0.14%
1,176	McCormick & Co., Inc.	76,087

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.17%
528	PPG Industries, Inc.	88,208

Perfumes, Cosmetics & Other Toilet Preparations - 0.15%
1,384	Colgate-Palmolive Co.	82,071

Pharmaceutical Preparations - 0.45%
2,212	Abbott Laboratories	73,416
1,870	AbbVie, Inc.	83,645
974	Johnson & Johnson	84,436
		241,497
Retail-Variety Stores - 0.33%
1,353	Family Dollar Stores, Inc.	97,443
1,075	Wal-Mart Stores, Inc.	79,507
		176,950
Retail-Building Materials, Hardware, Garden Supply - 0.15%
439	The Sherwin-Williams Co.	79,977

Retail-Drug Stores & Proprietary Store - 0.18%
1,733	Walgreen Co.	93,236

Retail-Lumber & Other Building Materials - 0.18%
1,966	Lowe's Companies, Inc.	93,601

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.15%
1,055	The Procter & Gamble Co.	79,748

Special Industry Machinery - 0.17%
1,412	Pentair Ltd.	91,695

Specialty Cleaning, Polishing & Sanita - 0.15%
963	The Clorox Co.	78,696

Surgical & Medical Instruments & Apparatus - 0.49%
740	3M Co.	88,363
824	Becton, Dickinson & Co.	82,416
789	C.R. Bard, Inc.	90,893
		261,672
Telephone Communications - 0.15%
2,288	AT&T, Inc.	77,380

Wholesale-Motor Vehicle Supplies & New Parts - 0.16%
1,051	Genuine Parts Co.	85,015

Wholesale-Chemicals & Allied Products - 0.16%
971	Sigma-Aldrich Corp.	82,826

Wholesale-Drugs Proprietaries & Druggist - 0.17%
1,758	Cardinal Health, Inc.	91,680

Wholesale-Durable Goods - 0.15%
314	W.W. Grainger, Inc.	82,177

TOTAL FOR COMMON STOCKS (Cost $2,988,026) - 6.87%		3,649,383

SUKUKS - 43.31%
300,000	ADIB Capital Sukuk, 6.375%, 10/16/2018 (United Arab Emirates)	300,000
1,000,000	ADIB Sukuk, 3.745%, 11/14/2015 (United Arab Emirates)	1,044,000
1,000,000	ADCB Islamic Finance 4.071%, 11/22/2016 (Cayman Island),	1,061,000
500,000	Dewa Sukuk 2013 Ltd., 3.000%, 03/05/2018	493,850
1,000,000	Dib Tier 1 Sukuk Ltd., 6.250%, 03/20/2049	954,250
1,900,000	EIB Sukuk Ltd,, 4.147%, 01/11/2018 (United Arab Emirates)	1,945,220
1,900,000	EIB Sukuk Ltd,, 4.718%, 01/18/2017 (United Arab Emirates)	1,997,280
450,000	Emirat Medjool Ltd., 3.875%, 09/19/2023 (Cayman Islands)	414,000
500,000	FGB Sukuk, 3.797%, 8/02/2016 (Cayman Islands)	521,250
500,000	GE Capital Sukuk, Ltd., 3.875%, 11/26/2014 (Bermuda)	515,972
300,000	IDB Trust Services, Ltd., 1.535%, 06/04/2018 (Jersey)	300,060
1,600,000	Perusahaan Pener Indois Sukuk, 4.000%, 11/21/2018 (Indonesia)	1,544,000
1,080,000	MAF Sukuk Ltd., 5.850%, 02/07/2017 (Cayman Islands)	1,177,416
1,200,000	Perusahaan Pener Indois, 3.30%, 11/21/2022 (Indonesia)	993,000
580,000	QIB Sukuk Funding, 3.856%, 10/07/2015 (United Arab Emirates)	603,200
800,000	QIIB Sukuk, 2.688%, 10/18/2017 (Qatar)	797,040
1,650,000	Saudi Electricity Global Sukuk, 4.211%, 04/03/2022 (Saudi Arabia)	1,660,312
1,000,000	Saudi Electricity Global Sukuk, 3.473%, 04/08/2023 (Cayman Islands)	952,500
2,200,000	Sime Darby Global Sukuk, 3.29%, 01/29/2023 (Malaysia)	2,025,923
800,000	SOQ Sukuk Q.S.C., 3.241%, 01/18/2023 (Qatar)	770,000
500,000	TF Varlick Kiralama Sukuk, 3.95%, 05/02/2018 (Turkey)	470,000
1,170,000	Wakala Global Sukuk BHD, 4.646%, 7/6/2021 (Malaysia)	1,235,202
1,170,000	Wakala Global Sukuk BHD, 2.991%, 7/6/2016 (Malaysia)	1,217,325

TOTAL FOR SUKUKS (Cost $23,719,783) - 43.31%		22,992,800

OPEN END MUTUAL FUNDS - 2.76%
131,554	Qatar Islamic Bank	1,466,833

TOTAL FOR MUTUAL FUNDS (Cost $1,476,690) - 2.76%		1,466,833

TIME DEPOSITS - 28.59%
2,119,895	Bank Asya, 3.58%, 01/20/2014 (Turkey)	2,119,895
2,144,006	Kuveyt Turk Participation Bank, 3.44%, 01/08/214 (Turkey)	2,144,006
1,999,980	Kuveyt Turk Participation Bank, 3.44%, 03/06/2014 (Turkey)	1,999,980
1,699,985	Kuveyt Turk Participation Bank, 3.44%, 01/23/2014 (Turkey)	1,699,985
379,976	Kuveyt Turk Participation Bank 3.44%, 10/24/2014 (Turkey)	379,976
817,399	Turkiye Finans Bank, 2.64%, 12/23/2013 (Turkey)	817,399
2,140,311	Turkiye Finans Bank, 2.70%, 01/16/2014 (Turkey)	2,140,311
1,468,891	Turkiye Finans Bank, 2.64%, 12/23/2013 (Turkey)	1,468,891
2,409,226	Turkiye Finans Bank, 2.68%, 01/06/2014 (Turkey)	2,409,226

TOTAL FOR TIME DEPOSITS (Cost $15,179,669) 28.59%		15,179,669

SHORT TERM INVESTMENTS - 2.99%
499,950	Albaraka Turk Participation, 4.03%, 02/18/2014 (Turkey)	499,949
399,950	Albaraka Turk Participation, 4.08%, 12/17/2013 (Turkey)	399,950
688,774	Albaraka Turk Participation, 4.44%, 01/31/2014 (Turkey)	688,774

TOTAL SHORT-TERM INVESTMENTS (Cost $1,588,673) - 2.99%		1,588,673

TOTAL FOR INVESTMENTS (Cost $44,952,841) - 84.52%		44,877,358

OTHER ASSETS LESS LIABILITIES - 15.48%		8,217,097

NET ASSETS - 100.00%		$ 53,094,455

** Variable rate security; the savings account rate shown represents the yield at September 30, 2013.

NOTES TO FINANCIAL STATEMENTS
Azzad Wise Capital Fund
1. SECURITY TRANSACTIONS

At September 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $44,952,841amounted to $45,981, which consisted of aggregate gross unrealized appreciation of $961,673 and aggregate gross unrealized depreciation of $915,692.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	3,649,383	$0	$0	$3,649,383
Mutual Funds	1,466,833	$0	$0	$0
Sukuks	22,992,800	$0	$0	$0
Cash Equivalents	16,768,342	$0	$0	$16,768,342
Total	$44,877,358	$0	$0	$44,877,358

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 6, 2013